Executive Bonus Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Cash bonuses (in percent)	20.00%
Incentive compensation	$ 31,061	$ 27,641